Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Balance	$ 218,566	$ 138,499	$ 192,958
Amounts invoices and revenue deferred	224,195	203,860	63,367
Recognition of deferred revenue included in the period	(180,689)	(123,793)	(117,826)
Balance	$ 262,072	$ 218,566	$ 138,499